Financial instruments (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value	The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2024	30 June 2024	31 December 2023
	$ million	$ million	$ million
Derivative assets	469	497	703
Derivative liabilities	(540)	(486)	(440)
Valuation techniques based on observable market input (Level 2)	(71)	11	263
Financial assets - other	337	333	281
Financial liabilities - other	(419)	(443)	(599)
Valuation techniques based on unobservable market input (Level 3)	(82)	(110)	(318)

Schedule of movements in level 3 instruments	The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2024	Six months ended 31 December 2024	Six months ended 31 December 2023	Six months ended 31 December 2023
	$ million	$ million	$ million	$ million
At the beginning of the period	(198)	(245)	(274)	(391)
Net gains/(losses) included in the income statement	6	(2)	8	15
Net gains included in exchange in other comprehensive income	—	3	—	—
Net gains included in retained earnings	11	—	40	—
Settlement of liabilities	1	5	2	1
At the end of the period	(180)	(239)	(224)	(375)